Other general administrative expenses - Technical reports and other (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other general administrative expenses
Audit fees	€ 76.2	€ 73.7	€ 49.6
Audit related fees	13.4	7.2	46.9
Tax fees	1.3	0.9	9.1
All other fees	3.1	3.6	12.6
Total	94.0	85.4	118.2
Commissioned services from audit firms	€ 115.6	€ 127.9	€ 117.4